AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 83.6%	Shares	Market Value
Communication Services - 7.8%
Entertainment - 7.8%
Liberty Media Corporation - Liberty Formula One - Series C *	175,000	$7,278,250
Madison Square Garden Company (The) - Class A *	15,000	3,952,800
Rosetta Stone, Inc. *	447,309	7,783,177
		19,014,227
Consumer Discretionary - 8.7%
Diversified Consumer Services - 3.8%
frontdoor, inc. *	125,000	6,071,250
Graham Holdings Company - Class B	5,000	3,317,250
		9,388,500
Household Durables - 0.7%
Garmin Ltd.	20,000	1,693,800

Internet & Direct Marketing Retail - 1.3%
eDreams ODIEGO S.A. - ADR *	3,176	147,848
Qurate Retail, Inc. - Series A *	287,591	2,966,501
		3,114,349
Textiles, Apparel & Luxury Goods - 2.9%
Gildan Activewear, Inc.	200,000	7,100,000

Consumer Staples - 2.9%
Beverages - 0.8%
Brown-Forman Corporation - Class B	30,000	1,883,400

Household Products - 2.1%
Spectrum Brands Holdings, Inc.	100,000	5,272,000

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Noble Energy, Inc.	100,000	2,246,000

Financials - 10.7%
Banks - 1.3%
First Horizon National Corporation	200,000	3,240,000

Capital Markets - 2.6%
Interactive Brokers Group, Inc. - Class A	80,000	4,302,400
KKR & Company, Inc. - Class A	75,000	2,013,750
		6,316,150
Consumer Finance - 1.0%
Discover Financial Services	30,000	2,432,700

Insurance - 5.8%
Alleghany Corporation *	10,536	8,405,199
Athene Holding Ltd. - Class A *	140,000	5,888,400
		14,293,599

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.6% (Continued)	Shares	Market Value
Health Care - 3.5%
Biotechnology - 0.7%
Avid Bioservices, Inc. *	300,000	$1,590,000

Health Care Equipment & Supplies - 2.8%
Zimmer Biomet Holdings, Inc.	50,000	6,863,500

Industrials - 27.1%
Aerospace & Defense - 7.3%
HEICO Corporation - Class A	185,000	18,002,350

Airlines - 7.3%
American Airlines Group, Inc.	200,000	5,394,000
Delta Air Lines, Inc.	215,000	12,384,000
		17,778,000
Building Products - 1.6%
A.O. Smith Corporation	85,000	4,055,350

Commercial Services & Supplies - 3.0%
IAA, Inc. *	175,000	7,302,750

Electrical Equipment - 1.5%
AMETEK, Inc.	40,000	3,672,800

Industrial Conglomerates - 2.2%
Roper Technologies, Inc.	15,000	5,349,000

Professional Services - 0.4%
Nielsen Holdings plc	50,000	1,062,500

Road & Rail - 2.4%
AMERCO	15,000	5,850,600

Trading Companies & Distributors - 1.4%
Watsco, Inc.	20,000	3,383,600

Information Technology - 5.0%
Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics, Inc. *	20,000	1,491,600
Avnet, Inc.	20,000	889,700
		2,381,300
IT Services - 4.0%
InterXion Holding N.V. *	120,000	9,775,200

Materials - 7.9%
Chemicals - 7.9%
Axalta Coating Systems Ltd. *	100,000	3,015,000
Corteva, Inc.	66,666	1,866,648
DuPont de Nemours, Inc.	66,666	4,753,953

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.6% (Continued)	Shares	Market Value
Materials - 7.9% (Continued)
Chemicals - 7.9% (Continued)
Valvoline, Inc.	440,000	$9,693,200
		19,328,801
Real Estate - 9.1%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Lamar Advertising Company - Class A	70,000	5,735,100

Real Estate Management & Development - 6.8%
Texas Pacific Land Trust	25,500	16,564,035

Total Common Stocks (Cost $156,399,908)		$204,689,611

MONEY MARKET FUNDS - 16.6%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.84% (a)	11,690,005	$11,690,005
Federated Treasury Obligations Fund - Institutional Shares, 1.84% (a)	11,687,005	11,687,005
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 1.86% (a)	11,687,005	11,687,005
Invesco Short-Term Investments Trust (The) - Treasury Portfolio - Institutional Class, 1.79% (a)	5,559,358	5,559,358
Total Money Market Funds (Cost $40,623,373)		$40,623,373

Total Investments at Market Value - 100.2% (Cost $197,023,281)		$245,312,984

Liabilities in Excess of Other Assets - (0.2%)		(471,268)

Net Assets - 100.0%		$244,841,716

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Market Value
Communication Services - 3.1%
Entertainment - 3.1%
Electronic Arts, Inc. *	85,000	$8,314,700
Liberty Media Corporation - Liberty Braves – Series A *	32,000	890,560
Liberty Media Corporation - Liberty Braves – Series C *	78,000	2,164,500
Madison Square Garden Company (The) - Class A *	35,000	9,223,200
Rosetta Stone, Inc. *	220,000	3,828,000
		24,420,960
Consumer Discretionary - 10.6%
Internet & Direct Marketing Retail - 2.6%
Booking Holdings, Inc. *	10,150	19,920,492

Specialty Retail - 6.2%
Lowe's Companies, Inc.	215,000	23,641,400
O'Reilly Automotive, Inc. *	63,000	25,106,130
		48,747,530
Textiles, Apparel & Luxury Goods - 1.8%
VF Corporation	160,000	14,238,400

Financials - 14.7%
Capital Markets - 14.0%
Brookfield Asset Management, Inc. - Class A	615,000	32,650,350
Charles Schwab Corporation (The)	630,000	26,352,900
Moody's Corporation	111,000	22,736,130
S&P Global, Inc.	116,000	28,417,680
		110,157,060
Insurance - 0.7%
Markel Corporation *	4,500	5,318,550

Health Care - 5.8%
Health Care Equipment & Supplies - 5.8%
Medtronic plc	233,000	25,308,460
Zimmer Biomet Holdings, Inc.	145,000	19,904,150
		45,212,610
Industrials - 26.8%
Aerospace & Defense - 6.1%
HEICO Corporation - Class A	280,000	27,246,800
Hexcel Corporation	255,000	20,943,150
		48,189,950
Air Freight & Logistics - 2.0%
Expeditors International of Washington, Inc.	110,000	8,171,900
FedEx Corporation	49,000	7,132,930
		15,304,830
Commercial Services & Supplies - 5.8%
Copart, Inc. *	564,000	45,306,120

Electrical Equipment - 5.0%
AMETEK, Inc.	172,000	15,793,040

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.4% (Continued)	Shares	Market Value
Industrials - 26.8% (Continued)
Electrical Equipment - 5.0% (Continued)
Rockwell Automation, Inc.	140,000	$23,072,000
		38,865,040
Industrial Conglomerates - 2.8%
Roper Technologies, Inc.	62,000	22,109,200

Machinery - 5.1%
Fortive Corporation	235,000	16,111,600
Graco, Inc.	526,000	24,217,040
		40,328,640
Information Technology - 24.6%
IT Services - 16.4%
Accenture plc - Class A	141,000	27,121,350
Broadridge Financial Solutions, Inc.	230,000	28,618,900
Mastercard, Inc. - Class A	142,000	38,562,940
Visa, Inc. - Class A	198,000	34,057,980
		128,361,170
Semiconductors & Semiconductor Equipment - 3.9%
Texas Instruments, Inc.	235,000	30,371,400

Software - 4.3%
ANSYS, Inc. *	153,000	33,868,080

Materials - 3.8%
Chemicals - 3.8%
Ecolab, Inc.	150,000	29,706,000

Real Estate - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.6%
SBA Communications Corporation	150,000	36,172,500

Real Estate Management & Development - 0.4%
Texas Pacific Land Trust	5,000	3,247,850

Total Common Stocks (Cost $501,257,549)		$739,846,382

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.7%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.84% (a)	37,382,977	$37,382,977
Federated Treasury Obligations Fund - Institutional Shares, 1.84% (a)	7,577,956	7,577,956
Total Money Market Funds (Cost $44,960,933)		$44,960,933

Total Investments at Market Value - 100.1% (Cost $546,218,482)		$784,807,315

Liabilities in Excess of Other Assets - (0.1%)		(772,410)

Net Assets - 100.0%		$784,034,905

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Market Value
Consumer Discretionary - 13.1%
Internet & Direct Marketing Retail - 3.2%
Booking Holdings, Inc. *	15,000	$29,439,150

Specialty Retail - 8.0%
Lowe's Companies, Inc.	325,000	35,737,000
TJX Companies, Inc. (The)	300,000	16,722,000
Tractor Supply Company	225,000	20,349,000
		72,808,000
Textiles, Apparel & Luxury Goods - 1.9%
VF Corporation	200,000	17,798,000

Consumer Staples - 3.6%
Food Products - 3.6%
Mondelēz International, Inc. - Class A	600,000	33,192,000

Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Royal Dutch Shell plc - Class B - ADR	525,000	31,447,500

Financials - 20.9%
Banks - 7.5%
BB&T Corporation	500,000	26,685,000
PNC Financial Services Group, Inc. (The)	170,000	23,827,200
U.S. Bancorp	325,000	17,985,500
		68,497,700
Capital Markets - 6.3%
BlackRock, Inc.	44,000	19,608,160
Brookfield Asset Management, Inc. - Class A	280,000	14,865,200
Moody's Corporation	110,000	22,531,300
		57,004,660
Consumer Finance - 2.2%
Discover Financial Services	250,000	20,272,500

Insurance - 4.9%
Chubb Ltd.	210,000	33,902,400
Fidelity National Financial, Inc.	250,000	11,102,500
		45,004,900
Health Care - 8.3%
Health Care Equipment & Supplies - 8.3%
Medtronic plc	360,000	39,103,200
Zimmer Biomet Holdings, Inc.	270,000	37,062,900
		76,166,100
Industrials - 26.6%
Aerospace & Defense - 3.9%
Hexcel Corporation	440,000	36,137,200

Air Freight & Logistics - 2.3%
United Parcel Service, Inc. - Class B	175,000	20,968,500

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Market Value
Industrials - 26.6% (Continued)
Airlines - 1.6%
Delta Air Lines, Inc.	250,000	$14,400,000

Building Products - 2.5%
A.O. Smith Corporation	475,000	22,662,250

Commercial Services & Supplies - 2.4%
Genuine Parts Company	220,000	21,909,800

Electrical Equipment - 2.6%
Eaton Corporation plc	285,000	23,697,750

Industrial Conglomerates - 1.0%
Roper Technologies, Inc.	25,000	8,915,000

Machinery - 4.5%
Graco, Inc.	290,000	13,351,600
Illinois Tool Works, Inc.	180,000	28,168,200
		41,519,800
Road & Rail - 0.9%
Norfolk Southern Corporation	45,000	8,084,700

Trading Companies & Distributors - 4.9%
Fastenal Company	725,000	23,685,750
Watsco, Inc.	125,000	21,147,500
		44,833,250
Information Technology - 15.3%
Communications Equipment - 2.7%
Cisco Systems, Inc.	500,000	24,705,000

Electronic Equipment, Instruments & Components - 2.8%
TE Connectivity Ltd.	275,000	25,624,500

IT Services - 6.1%
Broadridge Financial Solutions, Inc.	205,000	25,508,150
Visa, Inc. - Class A	175,000	30,101,750
		55,609,900
Semiconductors & Semiconductor Equipment - 3.7%
Texas Instruments, Inc.	265,000	34,248,600

Materials - 4.2%
Chemicals - 4.2%
International Flavors & Fragrances, Inc.	100,000	12,269,000
RPM International, Inc.	375,000	25,803,750
		38,072,750

Total Common Stocks (Cost $667,072,342)		$873,019,510

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.7%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.84% (a) (Cost $43,088,318)	43,088,318	$43,088,318

Total Investments at Market Value - 100.1% (Cost $710,160,660)		$916,107,828

Liabilities in Excess of Other Assets - (0.1%)		(717,887)

Net Assets - 100.0%		$915,389,941

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Market Value
Communication Services - 1.8%
Entertainment - 1.8%
Electronic Arts, Inc. *	13,000	$1,271,660

Consumer Discretionary - 8.0%
Auto Components - 2.4%
Cie Générale des Établissements Michelin - ADR	75,000	1,668,375

Automobiles - 1.0%
Toyota Motor Corporation - ADR	5,000	672,450

Internet & Direct Marketing Retail - 1.7%
Booking Holdings, Inc. *	600	1,177,566

Specialty Retail - 2.9%
Lowe's Companies, Inc.	18,500	2,034,260

Consumer Staples - 9.3%
Beverages - 2.8%
Coca-Cola European Partners plc	17,000	942,650
Diageo plc - ADR	2,000	327,040
Heineken N.V. - ADR	12,000	649,320
		1,919,010
Food Products - 6.5%
Danone S.A. - ADR	165,000	2,892,467
Mondelēz International, Inc. - Class A	30,000	1,659,600
		4,552,067
Energy - 8.6%
Oil, Gas & Consumable Fuels - 8.6%
Exxon Mobil Corporation	19,000	1,341,590
Pioneer Natural Resources Company	13,500	1,697,895
Royal Dutch Shell plc - Class B - ADR	49,500	2,965,050
		6,004,535
Financials - 20.4%
Banks - 5.2%
Citigroup, Inc.	27,000	1,865,160
First Horizon National Corporation	108,000	1,749,600
		3,614,760
Capital Markets - 2.3%
Brookfield Asset Management, Inc. - Class A	30,000	1,592,700

Consumer Finance - 1.5%
Discover Financial Services	12,500	1,013,625

Insurance - 11.4%
AXA S.A. - ADR	120,000	3,045,000
Chubb Ltd.	12,500	2,018,000
Fidelity National Financial, Inc.	8,000	355,280
Willis Towers Watson plc	13,000	2,508,610
		7,926,890

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Market Value
Health Care - 15.7%
Health Care Equipment & Supplies - 11.4%
Koninklijke Philips N.V.	48,064	$2,217,192
Medtronic plc	26,119	2,837,046
Zimmer Biomet Holdings, Inc.	21,000	2,882,670
		7,936,908
Life Sciences Tools & Services - 4.3%
IQVIA Holdings, Inc. *	20,000	2,987,600

Industrials - 12.6%
Aerospace & Defense - 2.4%
Hexcel Corporation	20,500	1,683,665

Airlines - 3.9%
Delta Air Lines, Inc.	46,500	2,678,400

Electrical Equipment - 3.6%
Eaton Corporation plc	30,000	2,494,500

Industrial Conglomerates - 1.4%
Siemens AG - ADR	18,500	991,322

Road & Rail - 1.3%
Canadian National Railway Company	10,000	898,600

Information Technology - 15.7%
Communications Equipment - 2.8%
Cisco Systems, Inc.	40,000	1,976,400

Electronic Equipment, Instruments & Components - 3.0%
TE Connectivity Ltd.	22,000	2,049,960

IT Services - 6.0%
Accenture plc - Class A	5,000	961,750
InterXion Holding N.V. *	9,500	773,870
Mastercard, Inc. - Class A	9,000	2,444,130
		4,179,750
Semiconductors & Semiconductor Equipment - 3.9%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	31,000	1,440,880
Texas Instruments, Inc.	10,000	1,292,400
		2,733,280
Materials - 1.5%
Chemicals - 1.5%
Corteva, Inc.	37,666	1,054,648

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Market Value
Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Equinix, Inc.	1,800	$1,038,240

Total Common Stocks (Cost $51,743,845)		$66,151,171

MONEY MARKET FUNDS - 5.1%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.84% (a)	3,295,513	$3,295,513
Federated Treasury Obligations Fund - Institutional Shares, 1.84% (a)	233,341	233,341
Total Money Market Funds (Cost $3,528,854)		$3,528,854

Total Investments at Market Value - 100.2% (Cost $55,272,699)		$69,680,025

Liabilities in Excess of Other Assets - (0.2%)		(106,033)

Net Assets - 100.0%		$69,573,992

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

September 30, 2019 (Unaudited)

Country	Value	% of Net Assets
United States *	$40,547,645	58.3%
France	7,605,842	10.9%
United Kingdom	6,743,350	9.7%
Netherlands	3,640,382	5.2%
Canada	2,491,300	3.6%
Switzerland	2,018,000	2.9%
Taiwan	1,440,880	2.1%
Germany	991,322	1.4%
Japan	672,450	1.0%
	$66,151,171	95.1%

*	Includes companies deemed to be a “non-U.S. company” as defined in the Fund’s prospectus, if a company has at least 50% of its revenue or operations outside the United States.

See accompanying notes to Schedules of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS - 38.7%	Par Value	Market Value
U.S. Treasury Bonds - 1.3%
8.125%, due 05/15/21	$2,000,000	$2,203,359
8.000%, due 11/15/21	2,500,000	2,828,027
		5,031,386
U.S. Treasury Inflation-Protected Notes - 0.6% (a)
1.125%, due 01/15/21	2,345,640	2,352,244

U.S. Treasury Notes - 36.8%
1.500%, due 10/31/19	10,000,000	9,995,100
1.000%, due 11/15/19	3,000,000	2,996,129
1.500%, due 11/30/19	3,000,000	2,997,254
1.625%, due 12/31/19	4,000,000	3,996,562
1.250%, due 01/31/20	3,000,000	2,993,320
1.375%, due 02/15/20	2,000,000	1,995,703
1.250%, due 02/29/20	10,000,000	9,973,438
2.250%, due 02/29/20	5,000,000	5,007,031
1.625%, due 03/15/20	3,000,000	2,996,602
1.500%, due 04/15/20	3,000,000	2,994,023
3.500%, due 05/15/20	3,000,000	3,030,117
1.625%, due 06/30/20	3,000,000	2,994,727
2.000%, due 07/31/20	5,000,000	5,005,273
2.625%, due 07/31/20	5,000,000	5,031,055
2.625%, due 08/15/20	3,000,000	3,019,688
2.000%, due 09/30/20	3,000,000	3,005,273
2.750%, due 09/30/20	8,000,000	8,072,500
1.375%, due 10/31/20	3,000,000	2,986,172
2.625%, due 11/15/20	3,000,000	3,026,953
2.375%, due 12/31/20	2,000,000	2,014,141
1.375%, due 01/31/21	10,000,000	9,947,656
2.000%, due 02/28/21	3,000,000	3,010,547
2.250%, due 03/31/21	4,000,000	4,029,375
2.375%, due 04/15/21	5,000,000	5,047,461
1.375%, due 04/30/21	3,000,000	2,983,477
2.125%, due 08/15/21	4,000,000	4,032,344
2.125%, due 09/30/21	3,000,000	3,027,539
2.000%, due 10/31/21	2,000,000	2,013,984
1.500%, due 01/31/22	3,000,000	2,991,914
1.875%, due 02/28/22	5,000,000	5,029,297
1.750%, due 03/31/22	2,000,000	2,007,656
1.750%, due 04/30/22	5,000,000	5,019,141
1.750%, due 05/31/22	5,000,000	5,018,750
		138,290,202

Total U.S. Treasury Obligations (Cost $145,405,150)		$145,673,832

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.4%	Par Value	Market Value
Communication Services - 2.0%
Electronic Arts, Inc., 3.700%, due 03/01/21	$4,000,000	$4,078,615
Electronic Arts, Inc., 4.800%, due 03/01/26	3,000,000	3,394,276
		7,472,891
Consumer Discretionary - 4.5%
Lowe's Companies, Inc., 3.800%, due 11/15/21	1,000,000	1,028,452
Lowe's Companies, Inc., 3.120%, due 04/15/22	3,000,000	3,068,069
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	3,131,305
TJX Companies, Inc. (The), 2.750%, due 06/15/21	2,305,000	2,337,003
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,426,000	3,416,777
VF Corporation, 3.500%, due 09/01/21	3,775,000	3,867,624
		16,849,230
Consumer Staples - 9.8%
Coca-Cola Company (The), 3.150%, due 11/15/20	3,000,000	3,040,795
Coca-Cola Company (The), 3.300%, due 09/01/21	2,000,000	2,054,232
Coca-Cola Company (The), 2.875%, due 10/27/25	2,800,000	2,930,184
Colgate-Palmolive Company, 2.450%, due 11/15/21	3,000,000	3,040,469
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,263,000	2,267,607
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	843,091
Dr Pepper Snapple Group, Inc., 3.200%, due 11/15/21	2,000,000	2,023,168
Hershey Company (The), 2.900%, due 05/15/20	1,000,000	1,004,844
Hershey Company (The), 2.625%, due 05/01/23	4,536,000	4,618,357
Hormel Foods Corporation, 4.125%, due 04/15/21	3,814,000	3,911,472
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,046,825
Kimberly-Clark Corporation, 2.400%, due 03/01/22	3,811,000	3,842,177
McCormick & Company, Inc., 3.900%, due 07/15/21	2,500,000	2,563,119
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,597,944
		36,784,284
Energy - 1.0%
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	2,030,491
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,719,021
		3,749,512
Financials - 4.0%
BlackRock, Inc., 3.200%, due 03/15/27	1,000,000	1,058,842
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	3,809,000	3,998,474
Moody's Corporation, 5.500%, due 09/01/20	4,500,000	4,631,692
Moody's Corporation, 4.500%, due 09/01/22	1,000,000	1,061,743
Moody's Corporation, 2.625%, due 01/15/23	2,819,000	2,852,867
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,598,544
		15,202,162
Health Care - 2.5%
Stryker Corporation, 4.375%, due 01/15/20	1,000,000	1,006,049
Stryker Corporation, 3.375%, due 05/15/24	5,000,000	5,251,037
Zimmer Holdings, Inc., 4.625%, due 11/30/19	2,310,000	2,318,247
Zimmer Holdings, Inc., 3.550%, due 04/01/25	1,025,000	1,076,153
		9,651,486

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.4% (Continued)	Par Value	Market Value
Industrials - 5.9%
3M Company, 2.000%, due 06/26/22	$1,073,000	$1,082,659
3M Company, 2.250%, due 03/15/23	3,000,000	3,030,137
Emerson Electric Company, 4.250%, due 11/15/20	2,109,000	2,158,252
Illinois Tool Works, Inc., 3.500%, due 03/01/24	2,450,000	2,594,015
PACCAR Financial Corporation, 1.650%, due 08/11/21	3,750,000	3,727,740
Snap-on, Inc., 6.125%, due 09/01/21	2,000,000	2,148,637
United Parcel Service, Inc., 2.350%, due 05/16/22	2,990,000	3,014,153
United Parcel Service, Inc., 2.200%, due 09/01/24	3,410,000	3,421,614
United Parcel Service, Inc., 2.400%, due 11/15/26	1,000,000	1,006,171
		22,183,378
Information Technology - 4.9%
Cisco Systems, Inc., 4.450%, due 01/15/20	606,000	609,997
Cisco Systems, Inc., 2.200%, due 02/28/21	3,250,000	3,266,826
Cisco Systems, Inc., 2.600%, due 02/28/23	2,475,000	2,534,473
Mastercard, Inc., 3.375%, due 04/01/24	2,300,000	2,442,769
Texas Instruments, Inc., 1.750%, due 05/01/20	1,825,000	1,823,057
Texas Instruments, Inc., 2.250%, due 05/01/23	2,500,000	2,527,208
Visa, Inc., 2.150%, due 09/15/22	3,000,000	3,030,724
Visa, Inc., 3.150%, due 12/14/25	2,005,000	2,137,076
		18,372,130
Materials - 3.4%
Ecolab, Inc., 4.350%, due 12/08/21	4,292,000	4,498,367
Ecolab, Inc., 3.250%, due 01/14/23	5,000,000	5,179,344
Ecolab, Inc., 2.700%, due 11/01/26	500,000	513,847
Praxair, Inc., 2.250%, due 09/24/20	2,000,000	2,005,321
Praxair, Inc., 4.050%, due 03/15/21	500,000	513,845
		12,710,724
Utilities - 0.4%
Georgia Power Company, 4.250%, due 12/01/19	1,500,000	1,504,961

Total Corporate Bonds (Cost $142,367,694)		$144,480,758

COMMON STOCKS - 19.7%	Shares	Market Value
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
VF Corporation	20,000	$1,779,800

Consumer Staples - 1.6%
Beverages - 1.6%
Coca-Cola European Partners plc	60,000	3,327,000
Diageo plc - ADR	17,500	2,861,600
		6,188,600
Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Exxon Mobil Corporation	73,000	5,154,530
Royal Dutch Shell plc - Class B - ADR	103,000	6,169,700
		11,324,230

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.7% (Continued)	Shares	Market Value
Financials - 5.7%
Banks - 2.1%
PNC Financial Services Group, Inc. (The)	33,000	$4,625,280
U.S. Bancorp	60,000	3,320,400
		7,945,680
Capital Markets - 1.4%
BlackRock, Inc.	11,500	5,124,860

Diversified Financial Services - 0.5%
Western Union Company (The)	80,000	1,853,600

Insurance - 1.7%
Chubb Ltd.	15,000	2,421,600
Fidelity National Financial, Inc.	90,000	3,996,900
		6,418,500
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
Medtronic plc	20,000	2,172,400

Industrials - 6.1%
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. - Class B	35,500	4,253,610

Commercial Services & Supplies - 0.9%
Genuine Parts Company	34,300	3,415,937

Machinery - 1.3%
Illinois Tool Works, Inc.	30,000	4,694,700

Trading Companies & Distributors - 2.8%
Fastenal Company	155,000	5,063,850
Watsco, Inc.	31,700	5,363,006
		10,426,856
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Texas Instruments, Inc.	48,500	6,268,140

Materials - 0.5%
Chemicals - 0.5%
RPM International, Inc.	30,000	2,064,300

Total Common Stocks (Cost $60,598,619)		$73,931,213

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.8%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.84% (b) (Cost $10,587,532)	10,587,532	$10,587,532

Total Investments at Market Value - 99.6% (Cost $358,958,995)		$374,673,335

Other Assets in Excess of Liabilities - 0.4%		1,617,562

Net Assets - 100.0%		$376,290,897

ADR - American Depositary Receipt.

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

U.S. Treasury Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2019 by security type:

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$204,689,611	$-	$-	$204,689,611
Money Market Funds	40,623,373	-	-	40,623,373
Total	$245,312,984	$-	$-	$245,312,984

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$739,846,382	$-	$-	$739,846,382
Money Market Funds	44,960,933	-	-	44,960,933
Total	$784,807,315	$-	$-	$784,807,315

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$873,019,510	$-	$-	$873,019,510
Money Market Funds	43,088,318	-	-	43,088,318
Total	$916,107,828	$-	$-	$916,107,828

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$66,151,171	$-	$-	$66,151,171
Money Market Funds	3,528,854	-	-	3,528,854
Total	$69,680,025	$-	$-	$69,680,025

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$145,673,832	$-	$145,673,832
Corporate Bonds	-	144,480,758	-	144,480,758
Common Stocks	73,931,213	-	-	73,931,213
Money Market Funds	10,587,532	-	-	10,587,532
Total	$84,518,745	$290,154,590	$-	$374,673,335

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the period ended September 30, 2019.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2019:

	Ave Maria	Ave Maria	Ave Maria	Ave Maria	Ave Maria
	Value	Growth	Rising	World	Bond
	Fund	Fund	Dividend Fund	Equity Fund	Fund
Cost of portfolio investments	$197,023,281	$546,218,482	$710,160,660	$55,272,711	$358,958,995

Gross unrealized appreciation	$57,096,876	$246,437,120	$210,974,356	$15,066,778	$16,515,799
Gross unrealized depreciation	(8,807,173)	(7,848,287)	(5,027,188)	(659,464)	(801,459)

Net unrealized appreciation	$48,289,703	$238,588,833	$205,947,168	$14,407,314	$15,714,340

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria World Equity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2019, the Ave Maria Value Fund, the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund had 27.1%, 26.8% and 26.6%, respectively, of the value of their net assets invested in stocks within the industrials sector.

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Market Value
Communication Services - 11.7%
Entertainment - 11.7%
Liberty Media Corporation - Liberty Formula One - Series C *	8,000	$332,720
Madison Square Garden Company (The) - Class A *	4,000	1,054,080
Rosetta Stone, Inc. *	60,000	1,044,000
		2,430,800
Consumer Discretionary - 8.5%
Household Durables - 2.0%
Garmin Ltd.	5,000	423,450

Internet & Direct Marketing Retail - 1.2%
Qurate Retail, Inc. - Series A *	25,000	257,875

Specialty Retail - 2.7%
TJX Companies, Inc. (The)	10,000	557,400

Textiles, Apparel & Luxury Goods - 2.6%
Gildan Activewear, Inc.	15,000	532,500

Consumer Staples - 3.9%
Beverages - 1.2%
Brown-Forman Corporation - Class B	4,000	251,120

Food & Staples Retailing - 1.8%
Kroger Company (The)	15,000	386,700

Household Products - 0.9%
Spectrum Brands Holdings, Inc.	3,500	184,520

Energy - 10.2%
Oil, Gas & Consumable Fuels - 10.2%
Apache Corporation	15,000	384,000
Devon Energy Corporation	9,000	216,540
Noble Energy, Inc.	40,000	898,400
Pioneer Natural Resources Company	5,000	628,850
		2,127,790

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Market Value
Financials - 7.5%
Capital Markets - 3.0%
Moody's Corporation	3,000	$614,490

Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. - Class A *	3	935,496

Health Care - 1.5%
Biotechnology - 1.5%
Avid Bioservices, Inc. *	60,000	318,000

Industrials - 19.0%
Airlines - 13.0%
American Airlines Group, Inc.	15,000	404,550
Delta Air Lines, Inc.	40,000	2,304,000
		2,708,550
Electrical Equipment - 2.2%
AMETEK, Inc.	5,000	459,100

Road & Rail - 3.8%
AMERCO	2,000	780,080

Information Technology - 2.6%
IT Services - 2.6%
Mastercard, Inc. - Class A	2,000	543,140

Materials - 14.1%
Chemicals - 4.8%
Corteva, Inc.	3,333	93,324
DuPont de Nemours, Inc.	3,333	237,677
Valvoline, Inc.	30,000	660,900
		991,901
Metals & Mining - 9.3%
Barrick Gold Corporation	80,000	1,386,400
Pan American Silver Corporation	35,000	548,800
		1,935,200

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Market Value
Real Estate - 14.1%
Real Estate Management & Development - 14.1%
Texas Pacific Land Trust	4,500	$2,923,065

Total Common Stocks (Cost $14,849,765)		$19,361,177

MONEY MARKET FUNDS - 7.0%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 1.84% (a)	971,659	$971,659
Federated Treasury Obligations Fund - Institutional Shares, 1.84% (a)	475,230	475,230
Total Money Market Funds (Cost $1,446,889)		$1,446,889

Total Investments at Market Value - 100.1% (Cost $16,296,654)		$20,808,066

Liabilities in Excess of Other Assets - (0.1%)		(30,560)

Net Assets - 100.0%		$20,777,506

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2019.

See notes to Schedule of Investments.

SCHWARTZ VALUE FOCUSED FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

1. Securities valuation

The portfolio securities of Schwartz Value Focused Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments, by security type, as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$19,361,177	$-	$-	$19,361,177
Money Market Funds	1,446,889	-	-	1,446,889
Total	$20,808,066	$-	$-	$20,808,066

SCHWARTZ VALUE FOCUSED FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. There were no Level 3 securities or derivative instruments held by the Fund as of or during the period ended September 30, 2019.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2019:

Cost of portfolio investments	$16,296,654

Gross unrealized appreciation	$5,333,551
Gross unrealized depreciation	(822,139)

Net unrealized appreciation	$4,511,412